Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 22,363	¥ 138,628	¥ 138,628
Less: Accumulated amortization	(3,662)	(22,700)	(18,079)
Total intangible assets, net	$ 18,701	¥ 115,928	¥ 120,549